Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
The computations of basic and diluted EPS for the three and six months ended June 30, 2025 and 2024 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Net income for the computation of basic EPS	$1,259,209	$448,166	$1,902,069	$1,052,380
Weighted average ordinary shares outstanding—basic	173,960,277	192,515,755	176,725,697	194,144,800
Basic EPS	$7.24	$2.33	$10.76	$5.42

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Net income for the computation of diluted EPS	$1,259,209	$448,166	$1,902,069	$1,052,380
Weighted average ordinary shares outstanding—diluted	177,541,220	196,881,272	181,062,000	198,514,778
Diluted EPS	$7.09	$2.28	$10.51	$5.30

Schedule of computation of ordinary shares outstanding, excluding unvested restricted stock
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024
	Number of ordinary shares
Ordinary shares issued	196,043,739	204,543,739
Treasury shares	(17,733,971)	(17,760,514)
Ordinary shares outstanding	178,309,768	186,783,225
Shares of unvested restricted stock	(4,051,509)	(5,072,382)
Ordinary shares outstanding, excluding shares of unvested restricted stock	174,258,259	181,710,843